CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Revenues:
Products	$ 155,500	$ 145,571	$ 198,811	$ 199,714		$ 189,149
Services	38,762	36,750	49,779	47,268		48,581
Total revenues	194,262	182,321	248,590	246,982		237,730
Cost of revenues:
Products	70,655	71,543	97,150	106,240		95,532
Services	20,303	21,254	28,174	28,226		28,207
Total cost of revenues	90,958	92,797	125,324	134,466		123,739
Gross profit	103,304	89,524	123,266	112,516		113,991
Operating expenses:
Research and development (net of grants and participations in the amount of $378 (unaudited) for the nine months ended September 30, 2013).	16,207	13,447	18,497	16,526		16,363
Selling and marketing	59,661	55,421	75,010	72,891		69,725
General and administrative	14,814	15,419	20,446	16,912		17,813
Legal settlements, net	(6,692)			766		(1,981)
Total operating expenses	83,990	84,287	113,953	107,095		101,920
Operating income	19,314	5,237	9,313	5,421		12,071
Financial expenses, net	4,478	1,354	1,464	3,725		3,880
Income before taxes on income	14,836	3,883	7,849	1,696		8,191
Taxes on income	2,145	2,203	852	1,006		2,446
Net income	$ 12,691	$ 1,680	$ 6,997	$ 690		$ 5,745
Basic and diluted net income per share	$ 0.06	$ 0.01	$ 0.03		[1]	$ 0.03

[1]	Less than 1 cent